Segment information - Segment performance (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment information
Revenue - Shipping	$ 230,537	$ 262,382	$ 477,563	$ 558,448
Voyage expenses	(89,291)	(104,835)	(182,163)	(226,311)
TCE income-Shipping	141,246	157,547	295,400	332,137
Revenue from Product Services	813,364	614,107	1,428,410	1,356,532
Cost of cargo and delivery expenses	(776,701)	(591,444)	(1,379,968)	(1,280,833)
Depreciation	(10,428)	(7,102)	(21,328)	(14,951)
Gross profit/(loss) - Product Services	26,235	15,561	27,114	60,748
Segment results	167,481	173,108	322,514	392,885
Spot voyages
Segment information
Revenue - Shipping	156,459	217,534	337,550	474,558
Voyage expenses	(89,291)	(104,835)	(182,163)	(226,311)
TCE income-Shipping	67,168	112,699	155,387	248,247
Time charter
Segment information
Revenue - Shipping	74,078	44,848	140,013	83,890
Shipping | Spot voyages
Segment information
Revenue - Shipping	156,459	217,534	337,550	474,558
Voyage expenses	(89,291)	(104,835)	(182,163)	(226,311)
Shipping | Time charter
Segment information
Revenue - Shipping				83,890
Product Services
Segment information
Revenue from Product Services	813,364	614,107	1,428,410	1,356,532
Cost of cargo and delivery expenses	(776,701)	(591,444)	(1,379,968)	(1,280,833)
Depreciation	(10,428)	(7,102)	(21,328)	(14,951)
Operating segment | Shipping
Segment information
TCE income-Shipping	152,656	148,594	311,326	335,124
Segment results	152,656	148,594	311,326	335,124
Operating segment | Shipping | Spot voyages
Segment information
TCE income-Shipping	78,578	103,746	171,313	250,672
Operating segment | Shipping | Time charter
Segment information
Revenue - Shipping	74,078	44,848	140,013
Operating segment | Product Services
Segment information
Gross profit/(loss) - Product Services	14,825	24,514	11,188	57,761
Segment results	14,825	24,514	11,188	57,761
Inter-segment elimination
Segment information
TCE income-Shipping	(11,410)	8,953	(15,926)	(2,987)
Revenue from Product Services	(8,563)	(14,362)	(14,199)	(33,878)
Cost of cargo and delivery expenses	19,973	5,409	30,125	36,865
Gross profit/(loss) - Product Services	11,410	(8,953)	15,926	2,987
Inter-segment elimination | Spot voyages
Segment information
Revenue - Shipping	(19,973)	(5,409)	(30,125)	(36,303)
Voyage expenses	8,563	14,362	14,199	33,878
TCE income-Shipping	(11,410)	8,953	(15,926)	(2,425)
Inter-segment elimination | Time charter
Segment information
Revenue - Shipping				(562)
Inter-segment elimination | Shipping | Spot voyages
Segment information
Revenue - Shipping	(19,973)	(5,409)	(30,125)	(36,303)
Voyage expenses	8,563	14,362	14,199	33,878
Inter-segment elimination | Shipping | Time charter
Segment information
Revenue - Shipping				(562)
Inter-segment elimination | Product Services
Segment information
Revenue from Product Services	(8,563)	(14,362)	(14,199)	(33,878)
Cost of cargo and delivery expenses	$ 19,973	$ 5,409	$ 30,125	$ 36,865